Fair Value Measurements (Details) - Schedule of changes in the fair value of the company’s redeemable convertible preferred stock $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Derivative Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of the company’s redeemable convertible preferred stock [Line Items]
Balance
Initial fair value of the redemption feature	6,481
Warrant exercise
Extinguishment of derivative liability associated with May Note (See Note 8)	(5,360)
Change in fair value	1,259
Balance	2,380
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of the company’s redeemable convertible preferred stock [Line Items]
Balance	3,348
Initial fair value of the redemption feature
Warrant exercise	(1,931)
Extinguishment of derivative liability associated with May Note (See Note 8)
Change in fair value	587
Balance	$ 2,004